Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2023	2022
	$	$
Prepaid insurance	250	428
Prepaid research and development	1,633	1,998
Other	59	62
	1,942	2,488